UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2012

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Verity and Verity, LLC
Address:  2015 Boundary Street
          Beaufort, SC 29902

Form 13F File Number:  028-14888

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     William W. Verity
Title:    Managing Member/President/Director
Phone:    843.379.6661

Signature, Place, and Date of Signing:

    /s/ William W. Verity              Beaufort, SC            November 13, 2012
    ---------------------              ------------            -----------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 1
                                         -----------

Form 13F Information Table Entry Total:           67
                                         -----------

Form 13F Information Table Value Total:  $   120,075
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number        Name

1         028-11230                   ThomasPartners, Inc.

                COLUMN 1                 COLUMN 2 COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7      COLUMN 8
---------------------------------------- -------- --------- ----------- -------------------- ---------- -------- -------------------
                                                                                                                  VOTING AUTHORITY
                                         TITLE OF              VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   -------------------
             NAME OF ISSUER               CLASS     CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS SOLE SHARED  NONE
---------------------------------------- -------- --------- ----------- ----------- --- ---- ---------- -------- ---- ------ -------
3m Company                               Equity   88579Y101       2,157      23,342          Shared                           23,342
A T & T Corp New                         Equity   00206R102       2,559      67,873          Shared                           67,873
Abbott Laboratories                      Equity   2824100         3,065      44,700          Shared                           44,700
Accenture Ltd Cl A                       Equity   G1151C101       1,526      21,795          Shared                           21,795
Alps TRUST Etf                           ETF      00162Q866         250      15,075          Shared                           15,075
Altria Group                             Equity   02209S103       2,121      63,531          Shared                           63,531
American Express Company                 Equity   25816109        1,112      19,553          Shared                           19,553
American Financial Group                 Equity   025932104         504      13,288          Sole                             13,288
B C E Inc                                Equity   05534B760       2,164      49,246          Shared                           49,246
Becton Dickinson & Co                    Equity   75887109        1,758      22,379          Shared                           22,379
Boardwalk Pipeline Ptnrs                 MLP      96627104          964      34,538          Shared                           34,538
Chevron Corp.                            Equity   166764100       2,902      24,900          Shared                           24,900
Chubb Corporation                        Equity   171232101       2,654      34,790          Shared                           34,790
Cincinnati Financial Cp                  Equity   172062101       2,228      58,826          Shared                           58,826
Coca Cola Company                        Equity   191216100       1,852      48,835          Shared                           48,835
Cullen Frost Bankers                     Equity   229899109       1,599      27,837          Shared                           27,837
Deere & Co                               Equity   244199105       1,198      14,524          Shared                           14,524
Diageo Plc New Adr                       ADR      25243Q205       2,990      26,520          Shared                           26,520
Du Pont E I De Nemour&Co                 Equity   263534109       2,220      44,165          Shared                           44,165
Emerson Electric Co                      Equity   291011104       2,158      44,713          Shared                           44,713
Enbridge Energy Mgmt                     LLC      29250X103       1,150      36,322          Shared                           36,322
Enbridge Energy Ptnrs Lp                 MLP      29250r106         399      13,555          Shared                           13,555
Enterprise Prd Prtnrs Lp                 MLP      293792107       1,996      37,243          Shared                           37,243
Exxon Mobil Corporation                  Equity   30231G102       2,562      28,013          Shared                           28,013
General Dynamics Corp                    Equity   369550108       2,194      33,182          Shared                           33,182
Genuine Parts Co                         Equity   372460105       2,698      44,208          Shared                           44,208
Illinois Tool Works                      Equity   452308109       2,489      41,848          Shared                           41,848
Intel Corp                               Equity   458140100       2,159      95,298          Shared                           95,298
Intl Business Machines                   Equity   459200101       2,744      13,225          Shared                           13,225
Janus Capital Group Inc                  Equity   47102X105       1,728     183,030          Shared                          183,030
Johnson & Johnson                        Equity   478160104       2,357      34,210          Shared                           34,210
Jp Morgan Exch Trad Note                 ETN      46625H365         791      19,559          Shared                           19,559
Kimberly-Clark Corp                      Equity   494368103       1,670      19,463          Shared                           19,463
Kinder Morgan Energy Lp                  MLP      494550106       1,598      19,367          Shared                           19,367
Kinder Morgan Management                 LLC      49455U100         820      10,729          Shared                           10,729
Linn Energy                              MLP      536020100         532      12,890          Shared                           12,890
Lowes Companies Inc                      Equity   548661107       1,404      46,433          Shared                           46,433
Magellan Midstream Ptnrs                 MLP      559080106       2,212      25,286          Shared                           25,286
Mc Donalds Corp                          Equity   580135101       1,602      17,457          Shared                           17,457
Microsoft Corp                           Equity   594918104       2,255      75,766          Shared                           75,766
Natural Resource Ptnr Lp                 MLP      63900P103         243      11,745          Shared                           11,745
Northeast Utilities                      Equity   664397106       1,570      41,059          Shared                           41,059
Northern TRUST Corp                      Equity   665859104       1,373      29,585          Shared                           29,585
Novartis A G Spon Adr                    ADR      66987V109       2,351      38,385          Shared                           38,385
Omnicom Group Inc                        Equity   681919106       1,791      34,736          Shared                           34,736
Parker-Hannifin Corp                     Equity   701094104       1,143      13,670          Shared                           13,670
Paychex Inc                              Equity   704326107       2,229      66,955          Shared                           66,955
Philip Morris Intl Inc                   Equity   718172109       2,459      27,344          Shared                           27,344
PowerShares ETF Tr-Intl Divid            ETF      73935X716         226      14,881          Shared                           14,881
PPG Industries Inc                       Equity   693506107       2,793      24,319          Shared                           24,319
Procter & Gamble Co                      Equity   742718109       2,309      33,286          Shared                           33,286
Raytheon Company New                     Equity   755111507       1,300      22,739          Shared                           22,739
Reynolds American Inc                    Equity   761713106       1,159      26,750          Shared                           26,750
Siemens A G Adr                          ADR      826197501       2,117      21,138          Shared                           21,138
Staples Inc                              Equity   855030102       1,862     161,605          Shared                          161,605
Sunoco Logistics Ptnr Lp                 MLP      86764L108       1,565      33,553          Shared                           33,553
Sysco Corporation                        Equity   871829107       1,964      62,810          Shared                           62,810
The Southern Company                     Equity   842587107       1,604      34,798          Shared                           34,798
Tortoise Egy Infrastruct                 LLC      89147L100         967      23,885          Shared                           23,885
Total S A Adr                            ADR      89151E109       2,101      41,940          Shared                           41,940
United Parcel Service B                  Equity   911312106       1,462      20,433          Shared                           20,433
United Technologies Corp                 Equity   913017109       2,141      27,343          Shared                           27,343
V F Corporation                          Equity   918204108       2,454      15,397          Shared                           15,397
Verizon Communications                   Equity   92343V104       1,573      34,507          Shared                           34,507
Walgreen Company                         Equity   931422109       1,651      45,303          Shared                           45,303
Waste Management Inc Del                 Equity   94106L109       2,122      66,158          Shared                           66,158
Wells Fargo & Co New                     Equity   949746101       2,209      63,963          Shared                           63,963